Allowance for Loan Losses - Schedule of Loans Acquired and Accounted (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Mar. 06, 2015
Receivables [Abstract]
Outstanding balance	$ 965	$ 1,305
Carrying amount	$ 263	$ 474